Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Sep. 06, 2013	Sep. 13, 2012	Aug. 29, 2014	Sep. 30, 2009	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Outstanding	3,543,104	262,856	312,856
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	3,150,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	6,322,196	25,241,227	30,000
Intrinsic value per share	0.44	$ 0.52
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares available for future grant						1,500,000
Estimated forfeiture rate	0.00%	0.00%
Unrecognized compensation cost related to unvested stock options	4.4	$ 1.6
Weighted average recognition period	3 years 6 months	3 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	9,691,388	7,673,272	4,063,109
Intrinsic value per share	0.44	$ 0.52
Stock Incentive Plan 2002 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized	500,000
Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized							1,200,000
Plan 2009 [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares available for future grant	303,768	299,741
Plan 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares authorized				7,100,000
Plan 2011 [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized								2,300,000
Additional shares authorized					3,000,000
Total shares available for future grant	2,585,985	7,405,004